Document and Entity Information	9 Months Ended
Oct. 28, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Oct. 28, 2012
Entity Registrant Name	HD SUPPLY, INC.
Entity Central Index Key	0001465264
Entity Filer Category	Non-accelerated Filer